Expense Example - Diversifying Strategies Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	157	706	1,281	2,846	182	762	1,369	3,010	147	675	1,231	2,747